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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/02
                                               ----------
Check here if Amendment [x]; Amendment Number:  15
                                               ------
This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings
entries.
Institutional Investment Manager Filing this Report:

Name: NEUMEIER INVESTMENT COUNSEL LLC
     --------------------------------
Address: 26435 CARMEL RANCHO BLVD.
         CARMEL, CA  93923
         -------------------------

Form 13F File Number: 28-4792
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  PETER NEUMEIER
     --------------------
Title:   PRESIDENT
      -------------------
Phone:    831-625-6355
      -------------------
Signature, Place, and Date of Signing:

/s/Peter Neumeier Carmel, California            2/14/03
------------------------- -------------------  ---------
[Signature]               [City, State]        [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION
REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-4792 NEUMEIER INVESTMENT COUNSEL LLC
   -------------------------------------
[Repeat as necessary.]

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0
                                    -------
Form 13F Information Table Entry Total:   28
                                        -------
Form 13F Information Table Value Total: $166644 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

     28-4792 NEUMEIER INVESTMENT COUNSEL LLC
---------------------------------------------
[Repeat as necessary.

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
                                            FORM 13F INFORMATION TABLE
-----------------------------------------------------------------------------------------
COLUMN 1                            COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5
-------------------------------  --------------  ---------- -------- -------------------
                                                             VALUE   SHARES/  SH/P  PUT/
NAME OF ISSUER                   TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  RN    CALL

Andrx Group                           COM        034553107    5780    394000
Arthur J. Gallagher                   COM        363576109    6746    229600
Autodesk Inc.                         COM        052769106    7717    539650
Borders Inc.                          COM        099709107    3721    231100
Colonial BancGroup Inc.               COM        195493309    7309    612650
Dentsply International                COM        249030107    1881     50562
Doral Financial Corporation           COM        25811P100    8729    305224
Emcor Group Inc.                      COM        29084Q100    5889    111100
Engelhard Corporation                 COM        292845104    4972    222450
Harman International                  COM        413086109   10554    177375
Haverty Furniture                     COM        419596101    1791    128850
Jacobs Engineering Group              COM        469814107    6226    174875
John Nuveen Company                   CLA        478035108    5800    228800
Lubrizol Corp.                        COM        549271104    5540    181650
Mohawk Industries Inc.                COM        608190104    4089     71800
National Oilwell Inc.                 COM        637071101    6043    276700
Newfield Exploration                  COM        651290108    5034    139650
Pharmaceutical Resource               COM        717125108    8085    271300
Platinum Underwriters                 COM        G7127P100    3792    143900
Renaissance RE                        COM        G7496G103   10165    256700
SEI Investments Co.                   COM        784117103    3131    115200
Silicon Valley Bancshares             COM        827064106    7587    415750
St. Francis Capital Corp.             COM        789374105    4856    207350
Superior Industries                   COM        868168105    6548    158325
Tetra Tech Inc.                       COM        88162G103    6690    548400
Tidewater Inc.                        COM        886423102    7892    253750


      FORM 13F INFORMATION TABLE
------------------------------------------
COL. 6  COLUMN 7         COLUMN 8
------- --------   ----------------------
INVSTMT  OTHER       VOTING AUTHORITY
DSCRETN  MANAGERS  SOLE   SHARED   NONE
            NONE

 394000            215000  179000
 229600            123000  106600
 539650            277900  261750
 231100            149900   81200
 612650            327300  285350
  50562             31150   19412
 305224            261150   44074
 111100             58200   52900
 222450            121000  101450
 177375             98500   78875
 128850             47500   81350
 174875             92800   82075
 228800            118200  110600
 181650             99000   82650
  71800             38250   33550
 276700            130900  145800
 139650             99050   40600
 271300            148900  122400
 143900             76200   67700
 256700            129500  127200
 115200             61100   54100
 415750            225500  190250
 207350             88800  118550
 158325             76000   82325
 548400            284400  264000
 253750            136600  117150

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

                                            FORM 13F INFORMATION TABLE
-----------------------------------------------------------------------------------------
COLUMN 1                            COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5
-------------------------------  --------------  ---------- -------- -------------------
                                                             VALUE   SHARES/  SH/P  PUT/
NAME OF ISSUER                   TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  RN    CALL

Triad Guaranty Inc.                    COM        595925105   2248     61000
Wilmington Trust                       COM        971807102   7829    247125



        FORM 13F INFORMATION TABLE
-----------------------------------------
COL. 6  COLUMN 7         COLUMN 8
------- --------   ----------------------
INVSTMT  OTHER       VOTING AUTHORITY
DSCRETN  MANAGERS  SOLE   SHARED   NONE
            NONE

  61000              7200  53800
 247125            142200 104925